Committments and contingencies (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities [line items]
Operating leases	$ 1,436
Commitments for property, plant and equipment and intangible assets	4,157
Purchase obligations	3,909
Proposed acquisition of Séries and Historia specialty channels	200
Acquisition of AlarmForce (1)	182
Total	9,884
Operating leases, rent expense	$ 399	$ 353
Bottom of range
Disclosure of contingent liabilities [line items]
Operating leases, term of contract	1 year
Top of range
Disclosure of contingent liabilities [line items]
Operating leases, term of contract	50 years
2018
Disclosure of contingent liabilities [line items]
Operating leases	$ 312
Commitments for property, plant and equipment and intangible assets	1,039
Purchase obligations	865
Proposed acquisition of Séries and Historia specialty channels	200
Acquisition of AlarmForce (1)	182
Total	2,598
2019
Disclosure of contingent liabilities [line items]
Operating leases	264
Commitments for property, plant and equipment and intangible assets	808
Purchase obligations	664
Proposed acquisition of Séries and Historia specialty channels	0
Acquisition of AlarmForce (1)	0
Total	1,736
2020
Disclosure of contingent liabilities [line items]
Operating leases	225
Commitments for property, plant and equipment and intangible assets	614
Purchase obligations	550
Proposed acquisition of Séries and Historia specialty channels	0
Acquisition of AlarmForce (1)	0
Total	1,389
2021
Disclosure of contingent liabilities [line items]
Operating leases	175
Commitments for property, plant and equipment and intangible assets	516
Purchase obligations	498
Proposed acquisition of Séries and Historia specialty channels	0
Acquisition of AlarmForce (1)	0
Total	1,189
2022
Disclosure of contingent liabilities [line items]
Operating leases	119
Commitments for property, plant and equipment and intangible assets	372
Purchase obligations	429
Proposed acquisition of Séries and Historia specialty channels	0
Acquisition of AlarmForce (1)	0
Total	920
THEREAFTER
Disclosure of contingent liabilities [line items]
Operating leases	341
Commitments for property, plant and equipment and intangible assets	808
Purchase obligations	903
Proposed acquisition of Séries and Historia specialty channels	0
Acquisition of AlarmForce (1)	0
Total	$ 2,052